Fair Value Measurements - Narrative (Details)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Warrants outstanding, commencement date, number of days after closing	30 days
Warrants outstanding, commencement date, number of months after initial public offering	12 months